Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	33

I.   ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II.   POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$23,019,774.29	0.1410525	$12,152,705.35	0.0744651	$10,867,068.94
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$95,049,774.29	0.0638677	$84,182,705.35	0.0565657	$10,867,068.94

Weighted Avg. Coupon (WAC)	4.26%		4.28%
Weighted Avg. Remaining Maturity (WARM)	17.51		16.68
Pool Receivables Balance	$126,516,338.87		$115,545,371.59
Remaining Number of Receivables	23,228		22,618

Adjusted Pool Balance	$125,703,518.64		$114,836,449.71

III. COLLECTIONS

Principal:
Principal Collections	$10,745,529.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$206,195.80
Total Principal Collections	$10,951,724.87

Interest:
Interest Collections	$452,729.51
Late Fees & Other Charges	$46,392.27
Interest on Repurchase Principal	$-
Total Interest Collections	$499,121.78

Collection Account Interest	$1,835.55
Reserve Account Interest	$688.79
Servicer Advances	$-

Total Collections	$11,453,370.99

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	33

IV.   DISTRIBUTIONS

Total Collections	$11,453,370.99
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,453,370.99

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$105,430.28	$-	$105,430.28	$105,430.28
Collection Account Interest					$1,835.55
Late Fees & Other Charges					$46,392.27
Total due to Servicer					$153,658.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$14,387.36		$14,387.36

Total Class A interest:		$14,387.36		$14,387.36	$14,387.36

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$11,209,489.28

7. Regular Principal Distribution Amount:					$10,867,068.94

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$10,867,068.94
Class A Notes Total:	$10,867,068.94	$10,867,068.94
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$10,867,068.94	$10,867,068.94

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			342,420.34

V.   YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$812,820.23
Beginning Period Amount	$812,820.23
Current Period Amortization	$103,898.34
Ending Period Required Amount	$708,921.88
Ending Period Amount	$708,921.88
Next Distribution Date Amount	$613,145.37

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	48
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	24.39%	26.69%	26.69%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.36%	22,020	96.09%	$111,033,128.25
30 - 60 Days	2.15%	487	3.15%	$3,640,613.20
61 - 90 Days	0.39%	88	0.58%	$668,712.92
91-120 Days	0.10%	23	0.18%	$202,917.22
121 + Days	0.00%	0	0.00%	$-
Total		22,618		$115,545,371.59

Delinquent Receivables 30+ Days Past Due
Current Period	2.64%	598	3.91%	$4,512,243.34
1st Preceding Collection Period	2.45%	568	3.49%	$4,414,381.70
2nd Preceding Collection Period	2.46%	587	3.43%	$4,713,376.67
3rd Preceding Collection Period	2.26%	556	3.20%	$4,766,340.06
Four-Month Average	2.45%		3.51%

Repossession in Current Period		29		$182,326.11
Repossession Inventory		52		$110,053.98

Current Charge-Offs
Gross Principal of Charge-Offs				$225,438.21
Recoveries				$(206,195.80)
Net Loss				$19,242.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.18%

Average Pool Balance for Current Period				$121,030,855.23

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.19%
1st Preceding Collection Period				0.26%
2nd Preceding Collection Period				0.09%
3rd Preceding Collection Period				-0.82%
Four-Month Average				-0.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	32	2,538	$35,820,897.92
Recoveries	28	2,337	$(23,377,284.71)
Net Loss			$12,443,613.21
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	19	2,069	$12,615,999.96
Average Net Loss for Receivables that have experienced a Net Loss			$6,097.63

Principal Balance of Extensions			$741,421.00
Number of Extensions			96

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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